Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2019
Weighted-average number of shares

	As of March 31,
	2017	2018	2019
Weighted average number of equity shares used in computing basic earnings per equity share	2,544,333,609	2,580,538,505	2,680,034,029
Effect of potential equity shares for stock options outstanding	31,017,917	33,400,121	26,792,948

Weighted average number of equity shares used in computing diluted earnings per equity share	2,575,351,526	2,613,938,626	2,706,826,977

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2017		2018		2019		2019
Basic earnings per share	Rs.	55.23	Rs.	69.18	Rs.	82.13	US$	1.19
Effect of potential equity shares for stock options outstanding		0.66		0.89		0.82		0.01

Diluted earnings per share	Rs.	54.57	Rs.	68.29	Rs.	81.31	US$	1.18

Basic earnings per ADS	Rs.	165.69	Rs.	207.54	Rs.	246.39	US$	3.57
Effect of potential equity shares for stock options outstanding		1.98		2.67		2.46		0.03

Diluted earnings per ADS	Rs.	163.71	Rs.	204.87	Rs.	243.93	US$	3.54